October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short Duration High Yield Muni Active ETF | SHYM | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 7.5%
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)	$2,500	$2,573,404
Black Belt Energy Gas District RB
5.00%, 05/01/32	4,970	5,161,113
5.25%, 05/01/55	2,500	2,743,579
5.25%, 05/01/56	4,500	4,688,902
5.50%, 10/01/54	2,000	2,219,678
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	658,875
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,296,251
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,078,906
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	6,000	6,423,088
5.50%, 01/01/53	100	108,376
Stadium Trace Village Improvement District (The) RB, 3.63%, 03/01/36	1,180	1,080,001
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	176,134
		30,208,307
Arizona — 2.0%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	590	590,272
5.25%, 07/01/37(a)	155	155,571
Glendale Industrial Development Authority RB, 4.00%, 05/15/28	380	375,256
Industrial Development Authority of the County of Pima (The) RB, 5.00%, 06/15/49(a)	1,235	1,142,747
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	3,750	3,935,404
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	170,195
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,045,632
5.75%, 06/15/53(a)	160	161,068
6.38%, 06/15/64(a)	500	512,955
		8,089,100
Arkansas — 0.3%
Arkansas Development Finance Authority RB AMT
5.45%, 09/01/52	150	150,649
6.88%, 07/01/48(a)	1,000	1,077,340
		1,227,989
California — 7.8%
California Community Choice Financing Authority RB, 5.00%, 01/01/55	4,150	4,407,527
California County Tobacco Securitization Agency RB
5.00%, 06/01/47	1,370	1,235,687
5.00%, 06/01/49	525	524,769
California Enterprise Development Authority RB
5.00%, 07/01/50(a)	600	557,881
7.00%, 08/15/26(a)	3,000	3,001,218
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	10,350	8,280,000
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	1,017,226
5.50%, 06/01/38(a)	800	801,579
5.88%, 05/01/59(a)	200	202,158
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	7,200	7,277,340
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	513,873
Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	$500	$501,183
5.00%, 12/01/46(a)	1,000	997,026
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	259,979
CSCDA Community Improvement Authority RB
4.00%, 07/01/56(a)	250	203,873
4.00%, 07/01/58(a)	100	64,084
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(b)	1,205	584,966
Tobacco Securitization Authority of Southern California RB, 5.00%, 06/01/48	1,000	1,001,712
		31,432,081
Colorado — 4.3%
City & County of Denver Colorado RB AMT, 5.00%, 10/01/32	9,595	9,595,058
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	96,457
4.00%, 07/01/31(a)	125	121,719
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	73,993
5.25%, 11/01/39	65	70,853
Elbert County Independence Water & Sanitation District RB, 5.13%, 12/01/33	1,500	1,555,439
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,514,922
Granary Metropolitan District No. 9 Special Assessment District No. 1, 5.45%, 12/01/44(a)	760	761,969
Independence Metropolitan District No. 3 GOL, 7.13%, 12/15/54	500	503,612
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	396,593
Pueblo Urban Renewal Authority, Series B, 0.00%, 12/01/25(a)(b)	150	149,377
Redtail Ridge Metropolitan District GOL, 0.00%, 12/01/32(b)	2,193	1,362,580
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	1,016,815
		17,219,387
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority RB, 5.38%, 07/01/54	205	200,824
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	455	458,566
Stamford Housing Authority RB
4.25%, 10/01/30	1,500	1,515,250
5.50%, 10/01/35	800	838,067
		3,012,707
Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	118	119,020
Delaware State Economic Development Authority RB, 4.00%, 10/01/45	800	807,397
		926,417
District of Columbia — 0.2%
District of Columbia RB AMT, 5.50%, 02/28/37	90	102,931
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	6,100	594,176
		697,107
Florida — 18.2%
Alachua County Housing Finance Authority RB, 4.90%, 07/01/29(a)	1,850	1,858,570

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Arbor Park Phase 1 Community Development District, 5.75%, 05/01/35	$2,000	$2,112,035
Avenir Community Development District, 4.75%, 11/01/50(a)	393	393,000
Babcock Ranch Community Independent Special District
4.25%, 05/01/32	100	101,164
5.00%, 05/01/42	1,000	1,013,687
Berry Bay II Community Development District, 4.45%, 05/01/31	215	217,516
Boggy Creek Improvement District, 5.13%, 05/01/43	460	460,031
Bradbury Community Development District, 4.38%, 05/01/30	1,620	1,633,302
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	143,136
Buckhead Trails Community Development District
4.70%, 05/01/31	910	921,131
5.60%, 05/01/44	215	217,181
Cabot Citrus Farms Community Development District, 5.25%, 03/01/29	500	506,196
Capital Trust Agency Inc. RB
4.88%, 06/15/56(a)	100	79,341
5.38%, 06/15/48(a)	230	211,870
City of Pompano Beach Florida RB, 5.00%, 09/01/39	1,590	1,590,410
Coastal Ridge Community Development District, 4.40%, 05/01/30	2,250	2,275,942
County of Lake Florida RB, 5.00%, 01/15/39(a)	1,350	1,247,097
County of Miami-Dade Aviation Revenue RB AMT, 5.00%, 10/01/40	3,500	3,541,293
Crossings Community Development District
4.75%, 05/01/31	265	269,090
5.35%, 05/01/44	1,000	1,009,291
Curiosity Creek Community Development District, 4.65%, 05/01/31(a)	300	303,755
Cypress Creek Reserve Community Development District, 4.20%, 05/01/30	750	757,353
Cypress Reserve Community Development District, 4.00%, 05/01/30(a)	300	295,688
Darby Community Development District, 5.88%, 05/01/35	140	147,422
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,020,862
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	398,304
Series A, 5.13%, 06/15/55(a)	500	417,382
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	2,880	2,923,153
12.00%, 07/15/59(a)(c)(d)	2,900	1,363,000
Florida Housing Finance Corp. RB, 5.00%, 06/01/57	1,965	1,955,325
Florida Local Government Finance Commission RB, 4.45%, 11/15/31(a)	1,000	1,009,181
Gas Worx Community Development District, 4.63%, 05/01/30(a)	345	351,962
Greenbriar Community Development District, 4.80%, 05/01/32	405	413,506
Hammock Oaks Community Development District
4.50%, 05/01/32(a)	670	685,247
5.85%, 05/01/44	100	101,880
Hickory Tree Community Development District, 5.15%, 05/01/44	1,000	998,909
Hillcrest Preserve Community Development District, 5.00%, 05/01/44(a)	1,000	983,508
Hyde Park Community Development District No. 1, 5.25%, 05/01/34	1,690	1,739,711
Ibis Landing Community Development District, 4.13%, 06/15/30	200	201,695
Security	Par (000)	Value
Florida (continued)
KD52 Community Development District No. 1, 4.25%, 05/01/30	$2,360	$2,326,277
Kings Creek I Community Development District
4.50%, 05/01/30	300	303,957
5.00%, 05/01/36	455	473,304
Kingston One Community Development District, 4.25%, 05/01/30	1,000	1,009,590
Lakes of Sarasota Community Development District, 5.25%, 05/01/34	2,325	2,391,757
Lakes of Sarasota Community Development District 2
5.20%, 05/01/35	3,040	3,136,153
5.85%, 05/01/35	3,175	3,279,656
Lee County Industrial Development Authority Florida RB, 4.75%, 11/15/29	250	251,650
Lowery Hills Community Development District, 4.55%, 05/01/32(a)	440	446,991
LTC Ranch West Residential Community Development District, 4.75%, 05/01/31	305	309,087
Madeira Community Development District, 5.00%, 05/01/39	585	626,212
Magnolia Island Community Development District, 5.55%, 05/01/45	750	755,263
Malabar Springs Community Development District, 4.50%, 05/01/31	440	444,746
Newfield Community Development District
4.40%, 05/01/30	765	775,763
5.00%, 05/01/35	795	844,273
Normandy Community Development District
4.63%, 05/01/31(a)	2,035	2,056,004
5.30%, 05/01/44(a)	1,500	1,472,407
North-1 Pasco Community Development District, 5.75%, 05/01/44	65	66,715
Parrish Lakes II Community Development District, 4.25%, 05/01/31	1,165	1,176,231
Parrish Plantation Community Development District, 5.63%, 05/01/44	250	256,889
Ranches at Lake Mcleod Community Development District
4.25%, 06/15/30	260	263,361
4.55%, 06/15/35	370	381,183
Reflection Bay Community Development District, 4.50%, 05/01/30	325	329,534
Rustic Oaks Community Development District, 3.20%, 05/01/32	1,000	953,599
Solaeris Community Development District, 4.63%, 05/01/32(a)	1,085	1,099,860
Sunrise Community Development District
4.25%, 05/01/30(a)	750	748,615
4.50%, 05/01/35(a)	880	874,519
Three Rivers Community Development District, 4.13%, 05/01/31	1,965	1,951,420
Tradition Community Development District No. 9, 4.35%, 05/01/32	535	549,967
Two Lakes Community Development District, 5.00%, 05/01/44	1,000	1,021,580
Village Community Development District No. 14, 5.38%, 05/01/42	95	97,988
Village Community Development District No. 16, 4.00%, 05/01/35	2,605	2,614,699
West Villages Improvement District
4.50%, 05/01/31	505	511,631
4.75%, 05/01/32	1,500	1,502,538
4.75%, 05/01/39	1,750	1,754,063
		72,926,608

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 0.8%
Atlanta Development Authority (The)
5.00%, 04/01/34(a)	$180	$183,741
5.50%, 04/01/39(a)	280	287,666
City of Atlanta Water & Wastewater Revenue RB, 5.00%, 11/01/40	1,400	1,401,645
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	277,931
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	1,000	1,050,372
		3,201,355
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	626,340
Illinois — 3.2%
Chicago Board of Education GO
5.00%, 12/01/36	3,000	2,983,730
5.00%, 12/01/46	1,000	907,381
5.00%, 12/01/46	475	431,006
5.00%, 12/01/46	500	453,690
5.00%, 12/01/47	500	450,611
5.50%, 12/01/32	625	662,595
City of Marion IL Sales Tax Revenue RB, 6.38%, 06/01/45	330	329,545
County of Cook Illinois RB, 6.50%, 01/01/45	750	755,194
Illinois Finance Authority RB, 5.25%, 10/01/39(a)	500	524,277
Illinois State Toll Highway Authority RB
5.00%, 01/01/37	250	250,308
5.00%, 01/01/38	5,000	5,005,750
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	151,326
		12,905,413
Indiana — 0.3%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	103,463
Indiana Finance Authority RB
Class A,4.13%, 12/01/26	640	639,564
5.00%, 10/15/35(a)	545	544,271
		1,287,298
Kentucky — 0.5%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	614,553
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	1,009,235
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	508,447
		2,132,235
Louisiana — 2.5%
Juban Crossing Community Development District, 6.25%, 06/01/34	3,000	3,129,063
Louisiana Public Facilities Authority RB
5.00%, 06/01/39(a)	1,285	1,261,042
5.00%, 12/15/43(a)	665	633,387
6.50%, 06/01/62(a)	100	90,346
Parish of St. James Louisiana RB, 3.70%, 08/01/41	5,000	5,048,742
		10,162,580
Maine — 0.1%
Finance Authority of Maine RB, 9.50%, 06/01/32	25	12,822
Finance Authority of Maine RB AMT
4.63%, 12/01/47(a)	175	176,709
8.50%, 06/01/32	25	12,842
8.50%, 06/01/35	130	66,366
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	226,496
		495,235
Security	Par (000)	Value
Maryland — 0.2%
City of Baltimore Maryland RB, 4.50%, 06/01/33	$100	$102,219
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	315	310,561
Maryland Health & Higher Educational Facilities Authority RB, 5.50%, 01/01/46	245	247,772
		660,552
Michigan — 1.2%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	348	277,104
Flint International Academy RB, 5.75%, 10/01/37	2,485	2,485,120
Michigan Strategic Fund RB, 5.00%, 11/15/29	1,260	1,306,968
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	549,611
		4,618,803
Minnesota — 0.1%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	215,074
Missouri — 0.0%
Kansas City Industrial Development Authority RB, 5.00%, 06/01/46(a)	115	112,238
Nevada — 0.3%
Sparks Tourism Improvement District No. 1 RB, 3.88%, 06/15/28	1,250	1,249,077
New Hampshire — 3.1%
New Hampshire Business Finance Authority RB
0.00%, 04/01/32(a)(b)	255	172,001
0.00%, 12/15/33(a)(b)	2,500	1,552,228
0.00%, 12/15/33(a)(b)	2,585	1,587,606
3.63%, 07/01/43(a)	250	208,403
5.25%, 12/01/35(a)	2,449	2,449,439
5.38%, 12/01/31(a)	566	567,523
5.38%, 12/15/35(a)	1,229	1,229,780
5.75%, 04/28/42	470	490,661
5.88%, 12/15/33(a)	1,530	1,541,139
5.95%, 12/01/31(a)	1,645	1,651,973
New Hampshire Business Finance Authority RB AMT, Class A, AMT, 4.00%, 10/01/33, (SIFMA Municipal Swap Index)	910	911,016
		12,361,769
New Jersey — 0.2%
Camden County Improvement Authority (The) RB, 6.00%, 06/15/62	75	77,979
New Jersey Economic Development Authority RB AMT, 6.38%, 01/01/35(a)	835	867,291
		945,270
New York — 7.9%
Build NYC Resource Corp. RB
5.00%, 07/01/32	245	243,294
5.13%, 07/01/33	175	182,388
5.25%, 06/15/43(a)	500	498,722
Erie Tobacco Asset Securitization Corp. RB, 5.00%, 06/01/38	2,000	1,842,980
New York Energy Finance Development Corp. RB, 5.00%, 07/01/56	5,000	5,374,969
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	499,990
5.38%, 11/15/40(a)	550	550,101
New York State Environmental Facilities Corp. RB AMT
4.25%, 09/01/50(a)	1,000	1,012,031
5.13%, 09/01/50(a)	250	262,093
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	531,808
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	946,369

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 01/01/30	$250	$258,712
5.00%, 10/01/40	2,310	2,345,668
5.00%, 07/01/46	7,000	6,969,465
5.25%, 08/01/31	9,150	9,570,400
Suffolk Regional Off-Track Betting Corp. RB
5.00%, 12/01/34	100	103,059
5.75%, 12/01/44	200	203,266
6.00%, 12/01/53	200	202,899
		31,598,214
North Carolina — 0.2%
North Carolina Medical Care Commission RB, 5.00%, 09/01/34	900	950,538
North Dakota — 0.2%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	756,975
Ohio — 0.9%
Cleveland-Cuyahoga County Port Authority RB, 5.25%, 01/01/34(a)	750	778,970
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	330	335,002
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,231,818
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	240	242,782
		3,588,572
Oklahoma — 0.5%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51(a)	250	250,437
Tulsa Authority for Economic Opportunity, 4.38%, 12/01/41(a)	100	92,936
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	340,994
5.00%, 11/15/38	500	500,078
5.25%, 11/15/45	75	74,986
Tulsa Municipal Airport Trust Trustees Oklahoma RB AMT, 6.25%, 12/01/35	680	784,175
		2,043,606
Oregon — 0.4%
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	1,570	1,569,959
Pennsylvania — 5.8%
Allegheny Community Broadband Inc. RB, 7.50%, 09/01/35(a)	255	259,065
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	370	377,887
5.25%, 05/01/42(a)	1,000	1,000,694
5.25%, 05/01/42(a)	2,000	2,038,562
5.50%, 05/01/32(a)	1,140	1,235,356
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	248,075
Berks County Industrial Development Authority RB, 5.00%, 05/15/37	2,500	2,528,142
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	366,402
City of Philadelphia Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	6,475	6,610,392
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	106,295
5.38%, 07/01/39(a)	100	109,732
Hospitals & Higher Education Facilities Authority of Philadelphia (The) RB, 5.00%, 07/01/33	4,870	4,949,670
Lancaster County Hospital Authority Pennsylvania RB, 5.25%, 07/01/41	100	98,204
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	$230	$232,061
5.25%, 12/01/38	130	131,086
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	101,289
5.75%, 06/30/48	860	896,638
VRDN, 4.00%, 06/01/41 (SIFMA Municipal Swap Index)	915	915,905
Pennsylvania Higher Education Assistance Agency RB AMT
5.00%, 06/01/31	1,000	1,063,572
5.00%, 06/01/51	100	97,552
		23,366,579
Puerto Rico — 1.2%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	55,749
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	371,499
5.75%, 07/01/31	2,546	2,822,616
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 5.00%, 07/01/37(a)	1,500	1,550,683
		4,800,547
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, 5.00%, 07/01/37	1,110	1,115,077
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/50	60	59,335
		1,174,412
South Carolina — 0.2%
City of Goose Creek South Carolina, 5.00%, 10/01/35(a)	405	420,672
City of Hardeeville South Carolina, 4.00%, 05/01/52(a)	100	75,977
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	174,542
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62(a)	25	22,330
		693,521
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 10/01/37	345	351,301
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.00%, 06/01/43(a)(b)	95	40,482
Tennergy Corp. Tennessee RB, 5.50%, 10/01/53	500	542,185
		933,968
Texas — 9.2%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)(c)(d)	100	2,156
Arlington Higher Education Finance Corp. RB
5.75%, 08/15/62	250	130,000
7.88%, 11/01/62(a)	25	15,000
Bexar County Health Facilities Development Corp. RB, 5.00%, 07/15/26	110	110,212
City of Buda Texas
5.00%, 09/01/33(a)	100	101,743
5.75%, 09/01/33(a)	640	648,842
City of Celina Texas
4.35%, 09/01/30(a)	205	206,423
4.50%, 09/01/30(a)	1,435	1,446,820
4.50%, 09/01/31(a)	2,000	2,028,138
4.60%, 09/01/35(a)	333	338,883
City of Corpus Christi Texas
5.38%, 09/15/31	100	103,878

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
6.13%, 09/15/44	$100	$99,868
6.50%, 09/15/54	103	103,357
City of Ennis Texas, 4.13%, 09/15/35(a)	650	645,609
City of Friendswood Texas, 7.00%, 09/15/54	303	305,219
City of Houston Airport System Revenue RB AMT
5.00%, 07/15/27	1,250	1,274,998
5.50%, 07/15/35	2,000	2,222,519
5.50%, 07/15/38	200	217,146
City of Lowry Crossing Texas, 4.25%, 09/15/30(a)	200	202,216
City of Marble Falls Texas, 6.38%, 09/01/44(a)	500	487,300
City of Oak Point Texas, 4.70%, 09/15/31(a)	200	201,525
City of Pilot Point Texas, 6.13%, 09/15/45(a)	240	248,410
City of Princeton Texas
4.25%, 09/01/30(a)	300	302,390
4.38%, 09/01/31(a)	50	50,197
5.00%, 09/01/44(a)	50	48,971
5.13%, 09/01/44(a)	75	72,647
City of Seagoville Texas, 4.25%, 09/15/30(a)	532	536,704
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	200	198,035
Club Municipal Management District No. 1, 4.38%, 09/01/31(a)	1,500	1,519,761
County of Denton Texas
4.63%, 12/31/31(a)	1,825	1,855,021
4.75%, 12/31/30(a)	650	654,354
5.00%, 12/31/35(a)	1,000	1,035,650
5.25%, 12/31/44(a)	1,000	995,145
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	1,016,321
Mission Economic Development Corp. RB AMT, 4.63%, 10/01/31(a)	3,700	3,712,761
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	1,000	850,292
5.00%, 08/15/51(a)	1,000	941,037
5.50%, 10/01/35	750	787,879
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	229,661
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(a)	2,300	2,073,420
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	6,000	6,021,700
Port of Beaumont Navigation District RB AMT
4.00%, 01/01/50(a)	1,810	1,393,721
5.25%, 01/01/54(a)	600	576,306
Town of Trophy Club Public Improvement District No. 1, 5.00%, 09/01/30	1,000	1,057,969
		37,070,204
Utah — 1.7%
Mida Mountain Village Public Infrastructure District, 5.50%, 06/15/39(a)	2,250	2,302,691
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	915	827,436
5.00%, 06/15/40(a)	1,450	1,406,919
5.00%, 10/15/44 (UT CSCE)	500	499,993
5.25%, 06/15/32(a)	730	747,938
5.25%, 06/15/37(a)	790	743,631
Utah Infrastructure Agency RB
5.50%, 10/15/44	55	57,076
5.50%, 10/15/48	50	51,260
		6,636,944
Vermont — 4.3%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	82,476
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40	12,000	12,003,889
Security	Par (000)	Value
Vermont (continued)
Vermont Economic Development Authority RB AMT, 5.00%, 06/01/52(a)	$5,000	$5,064,555
		17,150,920
Virginia — 0.4%
Tobacco Settlement Financing Corp. RB, Series B1, 5.00%, 06/01/47	1,550	1,298,908
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	100,767
		1,399,675
Washington — 1.0%
County of King Sewer Revenue RB, 4.00%, 07/01/39	500	500,089
Washington State Housing Finance Commission RB
3.38%, 04/20/37	981	926,620
3.95%, 07/01/29(a)	295	295,007
4.75%, 01/01/34(a)	945	945,604
5.00%, 01/01/26(a)	500	499,956
5.50%, 01/01/44(a)	1,000	974,640
		4,141,916
Wisconsin — 5.1%
Public Finance Authority, 5.00%, 06/01/41(a)	1,000	1,016,285
Public Finance Authority RB
0.00%, 12/15/32(a)(b)	1,299	836,797
0.00%, 12/15/37(a)(b)	1,760	894,717
0.00%, 12/15/38(a)(b)	365	167,464
5.00%, 06/15/29(a)	285	288,265
5.00%, 07/15/30(a)	294	294,276
5.00%, 06/15/31(a)	315	317,532
5.00%, 12/01/34(a)	5,265	5,519,733
5.00%, 12/15/34(a)	825	854,273
5.00%, 12/15/36(a)	2,547	2,494,754
5.00%, 06/15/56(a)	25	21,098
5.25%, 12/01/51(a)	65	42,526
5.50%, 11/15/32(a)	2,000	2,004,934
5.50%, 12/15/32(a)	561	560,684
5.75%, 12/15/33(a)	1,500	1,499,793
7.50%, 07/01/59(a)	1,000	1,126,438
7.75%, 07/01/43(a)	310	313,854
12.00%, 05/16/29(a)	105	120,092
Series A, 5.00%, 06/15/55(a)	500	394,205
Public Finance Authority RB AMT, 5.50%, 07/01/44	1,750	1,814,776
		20,582,496
Total Municipal Debt Obligations — 93.5% (Cost: $376,357,900)		375,171,988
	Shares
Common Stocks
Building Products — 0.1%
Timberhp by Go Lab Inc., NVS(e)	15,027	100,831
Total Common Stocks — 0.1% (Cost $26)		100,831
Total Long-Term Investments — 93.6% (Cost: $376,357,926)		375,272,819

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Liquidity Funds: MuniCash, 3.01%(f)(g)	24,994,022	$24,996,521
Total Short-Term Securities — 6.2% (Cost: $24,996,433)		24,996,521
Total Investments — 99.8% (Cost: $401,354,359)		400,269,340
Other Assets Less Liabilities — 0.2%		879,626
Net Assets — 100.0%		$401,148,966

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$45,910,228	$—	$(20,913,706)(a)	$—	$(1)	$24,996,521	24,994,022	$243,198	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$375,171,988	$—	$375,171,988
Common Stocks	—	—	100,831	100,831

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short Duration High Yield Muni Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$24,996,521	$—	$—	$24,996,521
	$24,996,521	$375,171,988	$100,831	$400,269,340

Portfolio Abbreviation
NVS	Non-Voting Shares
Portfolio Abbreviation
GO	General Obligation
GOL	General Obligation Limited

PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Associations